Loss per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Loss per share	Loss per share
Basic and diluted net loss per share for the years ended December 2023, 2024 and 2025 have been calculated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net loss attributable to ECARX Holdings Inc.	(133,315)	(129,765)	(66,043)

Denominator:
Weighted average number of ordinary shares – basic and diluted	337,407,225	336,641,846	338,659,826
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(0.40)	(0.39)	(0.20)
The potentially dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Year ended December 31,
	2023	2024	2025
Warrants	23,871,971	23,871,971	23,871,971
Options	11,260,718	15,935,056	22,631,543
RSU	—	218,884	147,396
Convertible notes	5,652,174	5,652,174	11,640,584
For the year ended December 31, 2024, unvested PSUs of 792,000 shares are not included in the calculation of basic or diluted loss per share, as the issuance of such shares is contingent upon qualifying conditions, which was not satisfied as of the year end.